EQUITY INVESTMENTS - Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Schedule of Equity Method Investments [Line Items]
Liabilities classified as held for sale	$ 105,368	$ 0
Huansheng Photovoltaic (Jiangsu) Co., Ltd. (HSPV)
Schedule of Equity Method Investments [Line Items]
Payments made to investee for products/services	70,613	226,118	$ 331,004
Huansheng Photovoltaic (Jiangsu) Co., Ltd. (HSPV) | Related party
Schedule of Equity Method Investments [Line Items]
Accounts payable	261	9,920
Liabilities classified as held for sale	$ 15,401	$ 0